Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases	Leases

The Company has office leases in Canada, the United States, Singapore, and other countries in Europe and Asia. These leases have remaining lease terms of 1 year to 13 years, some of which include options to extend the leases for up to 10 years, and some of which include options to terminate the leases within 1 year. Additional office space leases are set to commence between 2020 and 2027, at which point the Company's right-of-use assets and lease liabilities will increase. The Company has entered into various lease agreements for office space that are set to commence after December 31, 2019, which will create significant right-of-use assets and lease liabilities. All of the Company's leases are operating leases.

The components of lease expense for the year ended December 31, 2019 were as follows:

Year ended
$
Operating lease expense	16,372
Variable lease expense, including non-lease components	12,971
Total lease expense	29,343

Total lease expense for the year ended December 31, 2018 was $22,123.

As at December 31, 2019, the weighted average remaining lease term is 9 years and the weighted average discount rate is 4.9%.

Maturities of lease liabilities as at December 31, 2019 were as follows:

Fiscal Year	Operating Leases $
2020	25,665
2021	40,424
2022	48,839
2023	41,111
2024	48,175
Thereafter	366,675
Total future minimum payments	570,889
Minimum payments related to leases that have not yet commenced	(142,200)
Minimum payments related to variable lease payments, including non-lease components	(233,770)
Imputed interest	(43,212)
Total lease liabilities	151,707

Prior to the adoption of the new leasing standard on January 1, 2019, the Company's lease liabilities related to lease incentives. The balance of lease incentives as of December 31, 2018 was as follows:

December 31, 2018
$
Current portion	2,552
Long term portion	22,316
24,868